Related-Party Transactions (Details) - Schedule of due to affiliates - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related-Party Transactions (Details) - Schedule of due to affiliates [Line Items]
Total	$ 1,922,868	$ 1,723,556	$ 19,333,590
Due to IRG Member [Member]
Related-Party Transactions (Details) - Schedule of due to affiliates [Line Items]
Total	1,700,174	1,456,521	6,257,840
Due to IRG Affiliate [Member]
Related-Party Transactions (Details) - Schedule of due to affiliates [Line Items]
Total	163,214	140,180	145,445
Due to PFHOF [Member]
Related-Party Transactions (Details) - Schedule of due to affiliates [Line Items]
Total	$ 59,480	$ 126,855	$ 6,630,305